Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company is periodically subject to claims or litigation in the ordinary course of business, including claims generated from business conducted by tenants on real estate owned by the Company. In these instances, the Company is typically indemnified by the tenant against any losses that might be suffered, and the Company and/or the tenant are insured against such claims.
On September 8, 2015, Haggen Holdings, LLC and a number of its affiliates, including Haggen Operations Holdings, LLC, (collectively, the "Debtors") filed petitions for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware. At the time of the filing, Haggen Operations Holdings, LLC leased 20 properties on a triple net basis from a subsidiary of the Company under a master lease.

•	On November 25, 2015, Haggen and Spirit restructured the master lease in an initial settlement agreement with approved claims of $21.0 million.

•	On April 1, 2016, Spirit entered into a second settlement agreement with both Haggen and Albertsons, LLC for $3.4 million and $3.0 million, respectively.

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As a result of the settlements, the leases for seven locations were rejected and the leases for thirteen locations were assumed by the Debtors and assigned to the following tenants: five locations to Albertsons, LLC, five locations to Smart & Final, LLC, two locations to Gelson's Markets and one location to Safeway, Inc.

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As of December 31, 2017, the Company has sold ten of the properties for total proceeds of $110.3 million, including six of the original seven rejected locations, resulting in nine locations with leases in-place under substantially the same terms and rent (inclusive of the $3.0 million settlement related to rent reduction for an amended lease with Albertsons, LLC) and one location that remains vacant.

At December 31, 2017, there were no outstanding claims against the Company that are expected to have a material adverse effect on the Company’s financial position, results of operations or cash flows.
At December 31, 2017, the Company had commitments totaling $63.4 million, of which $29.3 million relates to future acquisitions with the remainder to fund improvements on properties the Company currently owns. Commitments related to acquisitions contain standard cancellation clauses contingent on the results of due diligence. Of the $63.4 million of total commitments, $59.5 million is expected to be funded during fiscal year 2018. In addition, the Company is contingently liable for $5.7 million of debt owed by one of its tenants until the maturity of the debt on March 15, 2022 and is indemnified by that tenant for any payments the Company may be required to make on such debt.
The Company estimates future costs for known environmental remediation requirements when it is probable that the Company has incurred a liability and the related costs can be reasonably estimated. The Company considers various factors when estimating its environmental liabilities, and adjustments are made when additional information becomes available that affects the estimated costs to study or remediate any environmental issues. When only a wide range of estimated amounts can be reasonably established and no other amount within the range is better than another, the low end of the range is recorded in the consolidated financial statements. As of December 31, 2017, no accruals have been made.
The Company leases its current corporate office space and certain operating equipment under non-cancelable agreements from unrelated third parties. Total rental expense included in general and administrative expense amounted to $0.9 million, $1.5 million and $0.7 million for the years ended December 31, 2017, 2016 and 2015, respectively. The Company's lease of its current corporate office space has an initial term that expires on January 31, 2027 and is renewable at the Company's option for two additional periods of five years each after the initial term. The Company is also a lessee under thirteen long-term, non-cancelable ground leases under which it is obligated to pay monthly rent as of December 31, 2017. Total rental expense included in property costs amounted to $1.5 million, $1.4 million and $1.2 million for each of the years ended December 31, 2017, 2016 and 2015, respectively. Certain ground lease rental expenses are reimbursed by unrelated third parties, and the corresponding rental revenue is recorded in rentals on the accompanying consolidated statements of operations.
The Company’s minimum aggregate rental commitments under all non-cancelable operating leases as of December 31, 2017 are as follows (in thousands):

	Ground Leases	Office and Equipment Leases	Total
2018	$1,630	$1,527	$3,157
2019	1,646	1,532	3,178
2020	1,649	1,529	3,178
2021	1,655	1,532	3,187
2022	1,578	1,547	3,125
Thereafter	21,543	6,474	28,017
Total	$29,701	$14,141	$43,842